Leases (Details 1) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Balance beginning	₪ 1,535
Additions for new agreements	316
Liability for a lease	(34)
Changes in agreements (mainly extension of the agreement periods) and revaluation	130
Financing expenses for employee benefits	26
Payments for a lease	(422)
Balance ending	1,551
Carrying amount
Current maturities of a lease liability	445	[1]
Long-term liabilities for a lease	1,106	[1]
Communications sites [Member]
Statement Line Items [Line Items]
Balance beginning	809
Additions for new agreements	156
Liability for a lease	(27)
Changes in agreements (mainly extension of the agreement periods) and revaluation	48
Financing expenses for employee benefits	14
Payments for a lease	(190)
Balance ending	810
Carrying amount
Current maturities of a lease liability	203
Long-term liabilities for a lease	607
Buildings [Member]
Statement Line Items [Line Items]
Balance beginning	538
Additions for new agreements	14
Liability for a lease	(5)
Changes in agreements (mainly extension of the agreement periods) and revaluation	87
Financing expenses for employee benefits	9
Payments for a lease	(124)
Balance ending	519
Carrying amount
Current maturities of a lease liability	124
Long-term liabilities for a lease	395
Vehicles [Member]
Statement Line Items [Line Items]
Balance beginning	188
Additions for new agreements	146
Liability for a lease	(2)
Changes in agreements (mainly extension of the agreement periods) and revaluation	(5)
Financing expenses for employee benefits	3
Payments for a lease	(108)
Balance ending	222
Carrying amount
Current maturities of a lease liability	118
Long-term liabilities for a lease	₪ 104

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.